Employee Benefits (Narratives) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Increase under provision for employee benefits relating to potash and Polysulphate	$ 7
Actual return (loss) on plan assets	(1)	$ 42	$ 47
Expenses recorded in respect of defined contribution plans	35	$ 37	$ 38
The Company's estimate of deposits expected in funded defined benefit plans for 2019	$ 10
Life of defined benefit plans | yr	13.8	16.3